[Graphic]

PRESIDENT'S MESSAGE

May 21, 1997

Dear Fellow Shareholder:

Money Magazine, The New York Times, The Wall Street Journal, The Boston Globe and other widely read publications have recently featured articles on the emerging growth of funds-of-funds. With the securities legislation passed in the last quarter of 1996, fund companies can more easily open and operate funds-of-funds. The concept we pioneered over a decade ago of building portfolios of mutual funds for our clients has certainly become a growing strategy in the today's marketplace.

This recent publicity is the result of the increase in fund complexes offering fund-of-funds to the public, and the number of dollars flowing into this investment strategy. According to Morningstar, over 53 fund-of-funds existed as of March 31, 1997, nearly a 300% increase since 1990. Assets in funds-of-funds have grown from $1 billion in 1987 to over $16.4 billion as of February, 1997, according to Financial Research, a Boston based industry analyst. Investors continue to seek the diversification offered by the funds-of-funds concept.

Charles Jaffee of The Boston Globe noted on May 4, 1997, that investors owning multiple funds from the same fund family may potentially suffer from severe volatility due to lack of diversification. Commonly, fund companies utilize similar investment strategies throughout their fund families, and can own the same stocks or bonds in many of their funds. As Michael Hirsch describes in Mr. Jaffee's column, "If all of your money is with one fund family, chances are that you don't have the diversification you expect." Mutual fund investment management style is extremely important in creating a diversified portfolio. Therefore, if investors own several funds with the same style, they may have unknowingly concentrated their assets and limited their diversification.

Unlike many funds-of-funds, FundManager is not limited to picking funds from our own "fund family," nor are we restricted to funds in a "mutual fund marketplace." FundManager builds diversified portfolios of mutual funds from the entire universe of 8,000 mutual funds available today. Every fund you own through your investment in FundManager has been thoroughly screened, researched and continuously monitored by our investment team, and appears on our roster due to merit, not convenience.

We are happy to have a few more competitors in the marketplace. Because we appreciate your business and exist to serve you, we will continue to help you achieve your financial goals. Should you have any questions about your investments, please do not hesitate to contact us toll free at (800) 344-9033.

Sincerely,

[Graphic]

Charles B. Lipson
President

MANAGEMENT DISCUSSION AND ANALYSIS

Dear Fellow Shareholder:

It is our pleasure to present you with this report, covering the first half of the current fiscal year, ended March 31, 1997. We shall follow the same format as earlier reports -- beginning with a detailed analysis of two of the funds in which FundManager maintains a position and then reviewing FundManager's performance portfolio by portfolio.

Over the past six months, the markets have reminded us that volatility is a part of investing. We are happy to report that the FundManager Portfolios' diversification strategy has served the investor by helping to avoid these bumps in the marketplace by investing in funds such as Sound Shore Fund and PIMCO Total Return Fund; quality managers who stick to their investment mettle in turbulent markets.

Since its inception in 1985, co-managers T. Gibbs Kane and Harry Burn have produced consistently solid returns for the Sound Shore Fund. Although the Fund has been a holding within the FundManager private accounts since 1989, the majority of Wall Street continued to overlook this gem of a fund until only recently as assets have more than quintupled since the beginning of 1996, to over $340 million under management as of March 31, 1997. Due in large part to its increased asset size, we were fortunate enough to purchase Sound Shore Fund on behalf of all of our shareholders in the FundManager Growth Portfolio during the fourth quarter of last year; we have long considered this mid-capitalization value fund to be among the best in the mid-cap class.

Burn and Kane's primary focus is on the stocks of well managed and financially secure mid-sized companies in industries that are temporarily out of favor by the rest of the market. Following a strict and concentrated value style, they search for firms selling at the greatest discount from their historic price-earnings ratios based on Wall Street earnings forecasts. Then they sift carefully among the companies to choose only those that they think have a good reason to improve. "Visiting a company lets us uncover unresolved strategy issues, or the lack of a legitimate plan to meet or exceed earnings expectations," says Burn. "We've dodged a lot of bullets by not overlooking the legwork."

PIMCO Total Return Fund has been part of the FundManager Bond Portfolio since the Bond Portfolio's inception. As the grandfather of all holdings, PIMCO has proven itself year after year, and has continued to demonstrate consistent returns. Bill Gross and his investment team at PIMCO have delivered solid performance, and we believe that he has proven to be one of the very best fixed income managers in the country. FundManager has proven to be a patient long-term investor, and has been duly rewarded.

[Graphic]

Michael D. Hirsch
Portfolio Manager

Our recent visit with PIMCO highlights Gross' long-term return optimism for fixed income markets. For a week each year, all of the top level investment professionals gather at an off-site area to formulate their outlook and strategy. They take a long-term perspective, trying to concentrate on the next five years. Their most recent retreat reinforced their long term optimism for the fixed income markets. Factors such as increasing global competition for capital as well as goods and services, demographic trends which suggest increased saving and lower consumption, and improving federal budget deficits, help build the long term bull case for bonds. While Gross continues to be very bullish on bonds in the long run, he has become more conservative in the face of further potential rate hikes by the Federal Reserve. He is concerned about an economy which is picking up steam without much excess capacity. While the portfolio is currently positioned quite conservatively, he is looking for an opportunity to become more aggressive.

We take great pride in having owned PIMCO Total Return Fund since the inception of FundManager. It serves as a reminder that our job is to identify the very best managers we can, invest with those managers and stick with them to the benefit of our shareholders.

As you can see in the table which follows, all three equity Portfolios -- Aggressive Growth, Growth, Growth with Income -- outperformed their peers by a considerable margin for the six months ended March 31, 1997.

                                                           TOTAL RETURNS BASED ON
                                                              OFFERING PRICE
                                                            FOR THE SIX MONTHS ENDED
                                                               MARCH 31, 1997*
 Aggressive Growth Portfolio -- Financial Adviser Class            -1.8%
 Peer Group-Aggressive Growth**                                    -3.8
 Growth Portfolio -- Financial Adviser Class                        9.7
 Peer Group -- Growth**                                             3.4
 Growth with Income Portfolio -- Financial Adviser Class            9.2
 Peer Group -- Growth/Income**                                      8.3
 Bond Portfolio -- Financial Adviser Class                          1.7
 Peer Group -- Diversified Bond**                                   3.0
 Managed Total Return Portfolio -- Financial Adviser Class          3.8
 Peer Group Flexible**                                              5.2


 * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period for the No-Load Class of the Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, and Bond Portfolio were -1.5%, 10.0%, 9.4%, and 1.9%, respectively.

** Value Line divides the mutual fund universe into 30 different categories according to each fund's objective.

In terms of portfolio structure, there has been a considerable amount of restructuring during the first half of the fiscal year. Let us review it portfolio by portfolio:

AGGRESSIVE GROWTH: During the first half, we liquidated the last of our global funds -- SoGen International. As we discussed in some detail in the most recent Annual Report, with the continued relative strength of the U.S. economy compared to our major trading partners, it is likely that the strength of the U.S. dollar versus other currencies will continue as well. This will make it extremely difficult for global funds to perform as well as their domestic counterparts. However, inasmuch as Franklin Mutual Discovery has in excess of 50% of its assets invested overseas, foreign exposure in the Aggressive Growth Portfolio for the period ended March 31, 1997, was 11.6%. More recently, we also liquidated John Hancock Special Equities. This was due to a shift in management structure.

GROWTH: To take full advantage of the Advisor's growth/value model (which assesses the relative attractiveness of the growth and value styles of equity valuation and selection), this Portfolio has adopted a core/non-core structure. Forty percent of assets are now dedicated to Vanguard Index Growth and Vanguard Index Value, weighted according to the model, currently weighted 70%/30% growth vs. value. The remaining sixty percent will be allocated to fund managers who have demonstrated an ability to provide consistent value-added performance.

Graphic representation `A1'' omitted.  See Appendix.

This entailed quite a number of purchases and sales. Funds purchased were:
Sound Shore, MAS Value, Dodge & Cox Stock (formerly held in the Growth with Income Portfolio), as well as the two Vanguard index funds. Funds liquidated: Oakmark, Third Avenue Value, and Fidelity Fund. Funds retained were: Yacktman, Davis New York Venture, Guardian Park Avenue, Clipper, and Franklin Mutual Beacon. An ancillary benefit to you the shareholders will be a reduction in the average expense ratio of underlying funds, since as a rule index funds have appreciably lower expense ratios than actively managed funds.

Earlier in the period, we also liquidated the Fund's position in MAS Equity due to a dramatic shift in management style.

GROWTH WITH INCOME: Three changes in the Portfolio's lineup of managers occurred over the past six months. First, Fidelity Advisor Equity Income was liquidated, due to manager turnover. We purchased Fundamental Investors, a member of the American Funds family. While Washington Mutual, another Portfolio holding, is also from the American Funds family, each of the two utilizes an investment process distinct from the other.

Lastly, as described above, Dodge & Cox Stock was shifted to the Growth
Portfolio.

BOND: We have also adopted a core/non-core style in this Portfolio. Fifty percent of the Portfolio's assets are currently invested in a basket of index funds, to proportionally reflect our interest rate outlook. This allows us to better manage the maturity and duration of the Portfolio in order to pursue higher and more consistent rates of return and lower expense ratios for the underlying funds.

As of March 31, 1997, our duration (the measure of a bond's price sensitivity to interest rate fluctuation) was 4.92 years, in line with that of our benchmark, the Lehman Brothers Government/Corporate Index.* With strong economic activity and low unemployment, Allen Greenspan, chairman of the Federal Reserve Board, raised the Federal Funds rate by 25 basis points from 5.25% to 5.50% on March 24, 1997. While our long-term outlook for bonds remains positive, we are concerned about further rate increases by the Federal Reserve Board, and therefore we are neutral in the actively managed core.

Graphic representation `A2'' omitted.  See Appendix.

The remaining fifty percent is allocated to actively managed funds with a documented track record of value-added performance. The basket of index funds purchased were: Vanguard Fixed Income Institutional Treasury Fund, Institutional Corporate Fund, Admiral Institutional Treasury Fund, Admiral Short-Term and Long-Term Treasury Fund, Fixed Income Short-Term Treasury Fund, Long-Term Corporate Fund, and Long-Term Treasury Fund. An active fund purchased was: MAS Fixed Income. Active funds retained were: Bond Fund of America, MFS Bond, FPA New Income, and PIMCO Total Return. Active funds liquidated were: PIMCO Low Duration, Bernstein Intermediate Duration, Franklin U.S. Government, IDS Selective, and United Bond.

MANAGED TOTAL RETURN: The change that have occurred in the past six months reflect the rationales set forth above: in the aggressive growth sector, John Hancock Special Equities was liquidated. In the growth and income sector, Dodge & Cox Stock was liquidated and Fundamental Investors was purchased. In the bond fund sector, PIMCO Low Duration was liquidated and Vanguard Long-Term Treasury was purchased. As in the Bond Portfolio, our duration remains neutral to the Lehman Bond Index. As fundamental investors, we continue to be bullish on bonds in the long term on a relative risk reward basis to the equity market, and our asset allocation in the fund as of March 31, 1997, is described in the pie chart below.

Graphic representation `A3'' omitted.  See Appendix.

As always, we appreciate your continued support and welcome your comments and questions.

Respectfully submitted,

[Graphic]

* Lehman Brothers Government/Corporate (Total) Index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

SHAREHOLDER MEETING RESULTS

A special Meeting of Shareholders of FundManager Aggressive Growth Portfolio, FundManager Growth Portfolio, FundManager Growth with Income Portfolio (formerly, Growth & Income Portfolio), FundManager Bond Portfolio and FundManager Managed Total Return Portfolio, portfolios of FundManager Portfolios (formerly, FundManager Trust) (the "Trust"), was held on December 16, 1996. On October 18, 1996, the record date for shareholders voting at the meeting, there were 14,283,158 total outstanding shares; 2,393,020 for FundManager Aggressive Growth Portfolio, 1,815,092 for FundManager Growth Portfolio, 1,909,597 for FundManager Growth with Income Portfolio, 7,102,465 for FundManager Bond Portfolio and 1,062,982 for FundManager Managed Total Return Portfolio. The following items were considered and approved by shareholders. The results of their voting were as follows:

   AGENDA                                                       WITHHELD
   ITEM                   AFFIRMATIVE    AGAINST   ABSTAIN   AUTHORITY TO VOTE
 1. The approval of a new Master Investment Advisory Contract between the
 Trust, on behalf of each Portfolio, and Freedom Capital Management Corporation:

 FundManager
 Aggressive
 Growth Portfolio          1,400,201      4,748    15,128
 FundManager Growth
 Portfolio                 1,149,631      2,539    12,347
 FundManager Growth
 with
 Income Portfolio          1,165,157        503    10,437
 FundManager Bond
 Portfolio                 5,243,847          0    15,152
 FundManager Managed
 Total Return
 Portfolio                   563,940     25,524     4,249

 2. The election of four Trustees of the Trust:

  Dexter A Dodge           9,924,510                              21,078
  Ernest T. Kendall        9,926,569                              19,019
  Richard B.               9,924,510                              21,078
  Osterberg
  John R. Haack            9,926,908                              18,680

 3. The ratification of the selection of the firm of Ernst & Young LLP as independent auditors of the Trust:

                           9,906,836     6,215    32,537


PERFORMANCE SUMMARY
AGGRESSIVE GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Aggressive Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Aggressive Growth Portfolio (AGP) from November 13, 1984 (start of performance) to March 31, 1997, compared to the Russell 2000 Index (R2000)+ and Lipper Capital Appreciation Average
(LCAA).++

Graphic representation `A4'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                      (1.8%)


Average Annual Total Returns for the Period Ended March 31, 1997

1 Year                                          4.8%
5 Year                                         10.8%
10 Year                                         9.6%
Start of Performance (November 13, 1984)       12.0%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 and LCAA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 + The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LCAA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

AGGRESSIVE GROWTH PORTFOLIO --
NO-LOAD CLASS

Growth of $10,000 Invested in Aggressive Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Aggressive Growth Portfolio (AGP) from October 1, 1995 (start of performance) to March 31, 1997, compared to the Russell 2000 Index (R2000)+ and Lipper Capital Appreciation Average (LCAA).++

Graphic representation `A5'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                       (1.5%)


Average Annual Total Return for the Period Ended March 31, 1997

1 Year                                                   5.3%
Start of Performance (October 1, 1995)                   7.2%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The R2000 and the LCAA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The R2000 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LCAA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY
GROWTH PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth Portfolio (GP) from November 13, 1984 (start of performance) to March 31, 1997, compared to the Standard & Poor's 500 Index (S&P 500)+ and Lipper Growth Average (LGA).++

Graphic representation `A6'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                       9.7%


Average Annual Total Returns for the Period Ended March 31, 1997

1 Year                                          15.1%
5 Year                                          13.9%
10 Year                                         10.7%
Start of Performance (November 13, 1984)        12.7%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LGA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH PORTFOLIO -- NO-LOAD CLASS

Growth of $10,000 Invested in Growth Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Growth Portfolio (GP) from October 1, 1995 (start of performance) to March 31, 1997, compared to the Standard & Poor's 500 Index (S&P 500)+ and Lipper Growth Average (LGA).++

Graphic representation `A7'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                       10.0%


Average Annual Total Return for the Period Ended March 31, 1997

1 Year                                                15.8%
Start of Performance (October 1, 1995)                16.4%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LGA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY
GROWTH WITH INCOME PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Growth with Income Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Growth with Income Portfolio (GIP) from November 13, 1984 (start of performance) to March 31, 1997, compared to the Standard & Poor's 500 Index (S&P 500),+ Lehman Government Corporate Total Index (LG/CI),+ and Lipper Growth & Income Average (LG&IA).++

Graphic representation `A8'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                      9.2%


Average Annual Total Returns for the Period Ended March 31, 1997

1 Year                                                   13.2%
5 Year                                                   14.0%
10 Year                                                  10.4%
Start of Performance (November 13, 1984)                 12.3%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LG/CI, and LG&IA have been adjusted to reflect reinvestment of dividends on securities in the indices and average. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 + The S&P 500 and LG/CI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The indices are unmanaged.

++ The LG&IA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH WITH INCOME PORTFOLIO --
NO-LOAD CLASS

Growth of $10,000 Invested in Growth with Income Portfolio

The graph below illustrates the hypothetical investment of $10,000 in the No-Load Class of the Growth with Income Portfolio (GIP) from October 1, 1995 (start of performance) to March 31, 1997, compared to the Standard & Poor's 500 Index (S&P 500),+ Lehman Government Corporate Total Index (LG/CI),+ and Lipper Growth & Income Average (LG&IA).++
Graphic representation `A9'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                        9.4%


Average Annual Total Return for the Period Ended March 31, 1997

1 Year                                              13.8%
Start of Performance (October 1, 1995)              15.9%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LG/CI, and LG&IA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

 + The S&P 500 and LG/CI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The indices are unmanaged.

++ The LG&IA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY
BOND PORTFOLIO -- FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Bond Portfolio

The graph below illustrates the hypothetical investment of $10,000 in Financial Adviser Class of the Bond Portfolio (BP) from November 13, 1984 (start of performance) to March 31, 1997, compared to the Lehman
Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average
(LGBA).++

Graphic representation `A10'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                     1.7%


Average Annual Total Returns for the Period Ended March 31, 1997

1 Year                                               3.8%
5 Year                                               6.1%
10 Year                                              6.0%
Start of Performance (November 13, 1984)             7.3%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 + The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LGBA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBA began performance December 31, 1990. The index was assigned a beginning value of $15,722, the value of the Portfolio on December 31, 1990.

BOND PORTFOLIO -- NO-LOAD CLASS

Growth of $10,000 Invested in Bond Portfolio

The graph below illustrates the hypothetical investment of $10,000 in No-Load Class of the Bond Portfolio (BP) from October 1, 1995 (start of performance) to March 31, 1997, compared to the Lehman Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average (LGBA).++

Graphic representation `A11'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                        1.9%


Average Annual Total Return for the Period Ended March 31, 1997

1 Year                                                    4.4%
Start of Performance (October 1, 1995)                    3.9%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 + The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Portfolio's performance. The index is unmanaged.

++ The LGBA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

PERFORMANCE SUMMARY

MANAGED TOTAL RETURN PORTFOLIO --
FINANCIAL ADVISER CLASS

Growth of $10,000 Invested in Managed Total Return Portfolio

The graph below illustrates the hypothetical investment of $10,000 in the Managed Total Return Portfolio from August 4, 1988 (start of performance) to March 31, 1997, compared to the Lehman Government/Corporate Total Index (LG/CI)+ and Lipper General Bond Average (LGBA).++

Graphic representation `A12'' omitted.  See Appendix.

Six-Month Total Return for the Period Ended
March 31, 1997                                     3.8%


Average Annual Total Returns for the Period Ended March 31, 1997

1 Year                                                   7.1%
5 Year                                                   8.0%
Start of Performance (August 4, 1988)                    8.7%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * The Portfolio's performance assumes the reinvestment of all dividends and distributions. The LG/CI and LGBA have been adjusted to reflect reinvestment of dividends on securities in the index and average. Effective May 8, 1995, the Portfolio no longer imposes a one time sales charge.

 + The LG/CI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LGBA is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

For this illustration, the LGBA began performance December 31, 1990. The index was assigned a beginning value of $11,768, the value of the Portfolio on December 31, 1990.

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

AGGRESSIVE GROWTH PORTFOLIO

High capital appreciation. Seeks capital appreciation without regard to current income.

                                              MARKET
  SHARES                                      VALUE
 SMALL CAP FUNDS -- (48.6%)
  173,132 Barron Asset Fund                $  6,056,140
  190,645 FPA Capital Fund                    6,154,036
       24 John Hancock Regional
          Bank Fund (Class A)                       881
  321,021 T. Rowe Price New Horizons          6,182,858
          TOTAL SMALL CAP FUNDS              18,393,915
 LARGE CAP FUNDS -- (32.3%)
  236,696 Harbor Capital Appreciation
          Fund                                6,142,258
  184,494 Brandywine Fund                     6,086,469
          TOTAL LARGE CAP FUNDS              12,228,727
 GLOBAL FUNDS -- (19.6%)
  408,036 Mutual Discovery Fund               7,418,094
 SHORT-TERM INVESTMENT -- (0.3%)
   99,510 SEI Daily Income:
          Prime Obligation                       99,510
          TOTAL INVESTMENTS AT MARKET
          VALUE (COST $36,453,213)(A)        38,140,246
          LIABILITIES NET OF OTHER ASSETS      (301,319)
          NET ASSETS (100.0%)              $ 37,838,927

Graphic representation `A13'' omitted.  See Appendix.
GROWTH PORTFOLIO

Modest capital appreciation. Primarily seeks long-term capital appreciation. Current income is a secondary consideration.

                                              MARKET
  SHARES                                      VALUE
 GROWTH FUNDS -- (68.7%)
  239,145 Davis New York Venture Fund     $  4,266,340
  110,940 Guardian Park Avenue Fund, Inc.    4,247,901
  423,878 Vanguard Index Trust
          Growth Fund                        7,396,668
  319,142 Yacktman Fund                      4,388,199
          TOTAL GROWTH FUNDS                20,299,108
 VALUE FUNDS -- (30.7%)
        6 FPA Paramount Fund, Inc.                  87
   15,924 Clipper Fund                       1,111,216
   14,151 Dodge & Cox Stock Fund             1,146,062
   68,780 MAS Value Portfolio                1,138,995
   81,928 Mutual Beacon Fund                 1,108,483
   50,437 Sound Shore Fund, Inc.             1,118,197
  202,493 Vanguard Index Trust Value Fund    3,428,217
          TOTAL VALUE FUNDS                  9,051,257
 SHORT-TERM INVESTMENT -- (0.5%)
  146,710 SEI Daily Income: Prime
          Obligation                           146,710
          TOTAL INVESTMENTS AT MARKET
          VALUE (COST $28,929,271)(B)       29,497,075
          OTHER ASSETS NET OF LIABILITIES       31,863
          NET ASSETS (100.0%)             $ 29,528,938

Graphic representation `A14'' omitted.  See Appendix.
(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

GROWTH WITH INCOME PORTFOLIO

Income and modest capital appreciation. Seeks a combination of capital appreciation and current income.

                                               MARKET
  SHARES                                        VALUE
 GROWTH AND INCOME FUNDS -- (58.9%)
  559,877 AIM Charter Fund                 $   6,119,460
  242,543 Fundamental Investors, Inc.          5,990,813
  495,198 Lord Abbett Affiliated Fund          6,402,904
          TOTAL GROWTH AND
          INCOME FUNDS                        18,513,177
 EQUITY INCOME FUNDS -- (40.0%)
  155,036 Hotchkis & Wiley Equity
          Income Fund                          2,934,836
  203,365 T. Rowe Price Equity
          Income Fund                          4,610,294
  200,410 Washington Mutual Investors
          Fund                                 5,042,323
          TOTAL EQUITY INCOME FUNDS           12,587,453
 SHORT-TERM INVESTMENTS -- (1.3%)
  397,370 SEI Daily Income: Prime
          Obligation                             397,370
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $28,382,796)(C)               31,498,000
          LIABILITIES NET OF OTHER ASSETS       (71,491)
          NET ASSETS (100.0%)              $  31,426,509

Graphic representation `A15'' omitted.  See Appendix.
BOND PORTFOLIO

Monthly income. Seeks a high level of current income.

                                                 MARKET
  SHARES                                         VALUE
 SHORT MATURITY FUNDS -- (30.8%)
  593,537 FPA New Income Fund                $  6,487,360
  556,763 MAS Fixed Income Portfolio            6,541,955
  539,414 Vanguard Admiral Funds, Inc. --
          Short-Term U.S. Treasury
          Portfolio                             5,361,771
  197,629 Vanguard Fixed Income
          Securities Fund -- Short-Term
          U.S. Treasury Portfolio               1,988,144
          TOTAL SHORT MATURITY FUNDS           20,379,230
 INTERMEDIATE MATURITY FUNDS -- (63.6%)
  491,205 Bond Fund of America, Inc.            6,641,088
  506,667 MFS Bond Fund (Class A)               6,571,476
  618,575 PIMCO Total Return Fund               6,352,769
  638,699 Vanguard Admiral Funds, Inc. --
          Intermediate Term U.S.
          Treasury Portfolio                    6,348,670
  700,059 Vanguard Fixed Income
          Securities Fund -- Intermediate
          Term Corporate Portfolio              6,657,556
  939,340 Vanguard Fixed Income Securities
          Fund -- Intermediate Term
          U.S. Treasury Portfolio               9,524,905
          TOTAL INTERMEDIATE
          MATURITY FUNDS                       42,096,464


(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

BOND PORTFOLIO -- CONTINUED

                                                 MARKET
  SHARES                                         VALUE
 LONG MATURITY FUNDS -- (5.5%)
  177,563 Vanguard Admiral Funds, Inc. --
          Long-Term U.S. Treasury
          Portfolio                          $  1,738,339
  208,116 Vanguard Fixed Income Securities
          Fund -- Long-Term Corporate
          Portfolio                             1,756,501
   17,964 Vanguard Fixed Income Securities
          Fund -- Long-Term U.S. Treasury
          Portfolio                               170,661
          TOTAL LONG MATURITY FUNDS             3,665,501
 SHORT-TERM INVESTMENT -- (0.0%)
      100 SEI Daily Income: Prime
          Obligation                                  100
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $66,972,613)(D)                66,141,295
          OTHER ASSETS NET OF LIABILITIES          18,718
          NET ASSETS (100.0%)                $ 66,160,013

Graphic representation `A16'' omitted.  See Appendix.
MANAGED TOTAL RETURN PORTFOLIO

Asset allocation. Seeks high total return through disciplined asset allocation.

                                                 MARKET
  SHARES                                         VALUE
 AGGRESSIVE GROWTH FUNDS -- (10.3%)
   11,949 Brandywine Fund                    $    394,206
   14,146 FPA Capital Fund                        456,648
   16,313 Mutual-Discovery Fund (Class Z)         296,574
          TOTAL AGGRESSIVE GROWTH FUNDS         1,147,428
 GROWTH FUNDS -- (15.8%)
    8,570 Clipper Fund                            597,985
   33,119 Davis New York Venture
          Fund (Class A)                          590,844
   14,910 Guardian Park Avenue Fund, Inc.         570,908
          TOTAL GROWTH FUNDS                    1,759,737
 GROWTH & INCOME FUNDS -- (16.2%)
   39,720 Fundamental Investors, Inc.             981,090
   36,400 T. Rowe Price Equity Income Fund        825,199
          TOTAL GROWTH AND INCOME FUNDS         1,806,289
 FIXED INCOME FUNDS -- (53.6%)
  166,993 Bond Fund of America, Inc.            2,257,745
  289,336 PIMCO Total Return Fund               2,971,485
   76,974 Vanguard Admiral Funds, Inc. --
          Long - Term U.S. Treasury
          Portfolio                               753,574
          TOTAL FIXED INCOME FUNDS              5,982,804
 SHORT-TERM INVESTMENT -- (4.3%)
  487,280 SEI Daily Income: Prime
          Obligation                              487,280
          TOTAL INVESTMENTS AT MARKET VALUE
          (COST $10,783,311) (E)               11,183,538
          LIABILITIES NET OF OTHER ASSETS         (22,710)
          NET ASSETS (100.0%)                $ 11,160,828

Graphic representation `A17'' omitted.  See Appendix.
(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
SCHEDULE OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)

(a) Aggregate cost for federal income tax purposes is $36,453,213. The gross unrealized appreciation is $2,478,777; the gross unrealized depreciation is $791,744, resulting in net unrealized appreciation of $1,687,033 for federal income tax purposes.

(b) Aggregate cost for federal income tax purposes is $28,929,271. The gross unrealized appreciation is $1,053,704; the gross unrealized depreciation is $485,900, resulting in net unrealized appreciation of $567,804 for federal income tax purposes.

(c) Aggregate cost for federal income tax purposes is $28,382,796. The gross unrealized appreciation is $3,377,562; the gross unrealized depreciation is $262,358, resulting in net unrealized appreciation of $3,115,204 for federal income tax purposes.

(d) Aggregate cost for federal income tax purposes is $66,972,613. The gross unrealized appreciation is $0; the gross unrealized depreciation is $831,318, resulting in net unrealized depreciation of $831,318 for federal income tax purposes.

(e) Aggregate cost for federal income tax purposes is $10,783,311. The gross unrealized appreciation is $490,776 ; the gross unrealized depreciation is $90,549, resulting in net unrealized appreciation of $400,227 for federal income tax purposes.
(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)

                                                      AGGRESSIVE                  GROWTH WITH                    MANAGED
                                                        GROWTH        GROWTH        INCOME          BOND       TOTAL RETURN
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
 Assets:
  Investments, at value*                              $38,140,246    $29,497,075   $31,498,000   $66,141,295     $11,183,538
  Cash                                                         --         24,556        30,078            --              --
  Receivable for fund shares sold                           4,900             --         1,200        28,400              --
  Dividend receivable                                         572        101,173        23,291       199,759          36,032
  Total assets                                         38,145,718     29,622,804    31,552,569    66,369,454      11,219,570
 Liabilities:
  Payable for fund shares redeemed                        253,282          7,500        8,300             --              --
  Distribution expense payable                             28,173         32,841        36,066        80,716          17,616
  Administrative fee payable                               20,636         14,967        16,427        35,432           6,090
  Custodian fee payable                                        --          1,006         1,059         2,225             381
  Payable for investments purchased                            --         11,073        15,609            --              --
  Accrued Expenses                                          4,700         26,479        48,599        91,068          34,655
  Total liabilities                                       306,791         93,866       126,060       209,441          58,742
 Net Assets                                           $37,838,927    $29,528,938   $31,426,509   $66,160,013     $11,160,828
 Financial Adviser Class:
  Shares Outstanding                                    2,482,651      1,984,487     1,957,983     6,450,711       1,037,547
  Net Assets                                          $36,222,078    $28,405,324   $30,678,185   $63,880,250     $11,160,828
  Net Asset Value                                          $14.59         $14.31        $15.67         $9.90          $10.76
 No-Load Class:
  Shares Outstanding                                      110,378         78,463        48,304       228,828              --
  Net Assets                                          $ 1,616,849    $ 1,123,614     $ 748,324   $ 2,279,763              --
  Net Asset Value                                          $14.65         $14.32        $15.49         $9.96              --
 Net Assets consist of:
  Paid in capital                                     $34,598,787    $23,657,787   $23,652,620   $70,028,315     $10,197,451
  Undistributed net investment income
  (Distribution in excess of net investment
  income)                                               (104,997)       (67,527)       270,056       456,651        (23,852)
  Accumulated realized gain (loss)                      1,658,104      5,370,874     4,388,629   (3,493,635)         587,002
         Net unrealized appreciation (depreciation)     1,687,033        567,804     3,115,204     (831,318)         400,227
 Net Assets                                           $37,838,927    $29,528,938   $31,426,509   $66,160,013     $11,160,828
  *Investments, at cost                               $36,453,213    $28,929,271   $28,382,796   $66,972,613     $10,783,311


(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

                                                    AGGRESSIVE                   GROWTH WITH                     MANAGED
                                                      GROWTH         GROWTH         INCOME         BOND       TOTAL RETURN
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
 Income:
  Total dividend investment income                       258,327        480,373        805,664    2,240,691          289,860
 Expenses:
  Advisory fees                                          102,716         73,620         81,903      177,377           30,512
  Distribution and shareholder
  service expenses                                        98,146         70,592         79,657      170,567           30,691
  Administration fees                                     32,418         16,852         25,834       48,757            3,890
  Transfer agent                                          21,258         26,100         21,213       22,148           18,468
  Fund Accounting                                         20,000         20,000         20,000       20,000           20,000
  Custodian fees and expenses                             12,201         11,241         11,601       18,077            5,921
  Registration fees                                        8,232          8,120          9,788       13,887            6,879
  Audit                                                    6,556          6,556          6,556        6,556            6,556
  Legal                                                    2,685          3,263          3,739        7,328            2,080
  Printing & Postage                                       2,598          2,385          3,913        6,329            2,491
  Trustee fees                                             1,740          1,740          1,740        1,740            1,740
  Insurance expense                                        1,171            842          1,084        2,349              418
  Miscellaneous                                               --          2,761          5,827        5,000               --
   Total expenses                                        309,721        244,072        272,855      500,115          129,646
  Waiver of administrative fees                          (7,306)        (5,132)        (5,830)     (12,729)          (2,186)
   Net expenses                                          302,415        238,940        267,025      487,386          127,460
  Net investment income (operating loss)                (44,088)        241,433        538,639    1,753,305          162,400
 Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investments               (84,019)      3,671,785      2,910,529    (109,553)          437,857
  Net realized gains received from
  underlying funds                                     1,559,912      1,509,346      1,362,723      159,651          224,485
  Net change in unrealized appreciation
  (depreciation)                                     (2,067,736)    (2,825,105)    (1,963,253)    (554,368)        (341,760)
  Net realized and unrealized gain (loss)              (591,843)      2,356,026      2,309,999    (504,270)          320,582
  Net increase (decrease) in net assets
  resulting from operations                          $ (635,931)    $ 2,597,459    $ 2,848,638   $1,249,035         $482,982


(See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                      AGGRESSIVE GROWTH               GROWTH PORTFOLIO
                                          PORTFOLIO
                                 SIX MONTHS          YEAR           SIX MONTHS           YEAR
                                   ENDED             ENDED           ENDED              ENDED
                                  MARCH 31,        SEPTEMBER        MARCH 31,         SEPTEMBER
                                   1997               30,              1997               30,
 INCREASE                       (UNAUDITED)          1996          (UNAUDITED)            1996
 (DECREASE) IN
 NET ASSETS
 FROM:
 Operations
 Net investment                   $  (44,088)     $   266,908      $    241,433      $      10,760
 income (loss)
 Net realized                      1,475,893        5,623,017         5,181,131          3,731,601
 gain (loss) on
 investments and
 underlying funds
 Change in
 unrealized
 appreciation
(depreciation)                    (2,067,736)      (1,522,338)       (2,825,105)          (308,815)
 Net increase
 (decrease) in
 net assets
 resulting from
 operations                         (635,931)       4,367,587         2,597,459           3,433,546
 Financial Adviser
 Class
 Dividends and
 distributions from:
 Net investment
 income                             (147,770)        (824,279)         (423,688)           (411,153)
 Net realized
 gains                            (4,353,532)      (5,432,040)       (3,071,993)         (4,398,651)
  Total                           (4,501,302)      (6,256,319)       (3,495,681)         (4,809,804)
  distributions
 Capital share
 transactions:
 Proceeds from                     3,375,186       11,562,398         3,442,821           7,261,283
 sales of shares
 Reinvestment of                   4,314,223        4,687,699         3,172,605           3,125,091
 dividends
 Payments for                     (5,305,263)      (9,013,894)       (3,862,850)         (8,351,421)
 shares redeemed
  Total from share
  transactions                     2,384,146        7,236,203         2,752,576           2,034,953
 No-Load Class
 Dividends and
 distributions from:
 Net investment                      (14,095)          (2,446)          (21,343)            (11,296)
 income
 Net realized                       (176,417)         (15,496)         (115,834)            (12,543)
 gains
  Total                             (190,512)         (17,942)         (137,177)            (23,839)
  distributions
 Capital share
 transactions:
 Proceeds from                       495,879        1,440,407           342,620             900,243
 sales of shares
 Reinvestment of                       1,639           17,942               999              12,806
 dividends
 Payments for                        (91,432)         (79,100)          (48,690)            (53,014)
 shares redeemed
  Total from                         406,086        1,379,249           294,929             860,035
  share
  transactions
 Total Increase                   (2,537,513)       6,708,778         2,012,106           1,494,891
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of                     40,376,440       33,667,662        27,516,832          26,021,941
 year
 End of year                     $37,838,927      $40,376,440       $29,528,938         $27,516,832
 Undistributed                         $ --       $   100,956             $ --            $ 136,071
 Net Investment
 Income
 Shares Outstanding:
 Financial Adviser
 Class
 Beginning of                      2,318,177        1,838,433         1,776,631           1,612,567
 period
 Shares sold                         209,628          717,174           234,029             504,686
 Reinvestment of                     285,899          310,280           226,308             227,151
 dividends
 Shares redeemed                    (331,053)        (547,710)         (252,481)           (567,773)
 End of period                     2,482,651        2,318,177         1,984,487           1,776,631
 No-Load Class
 Beginning of                         84,732              --             58,324                 --
 period
 Shares sold                          31,239           88,427            23,278              61,018
 Reinvestment of                         106            1,186                72                 933
 dividends
 Shares redeemed                      (5,699)          (4,881)           (3,211)             (3,627)
 End of period                       110,378           84,732            78,463              58,324
                                GROWTH WITH INCOME             BOND PORTFOLIO         MANAGED TOTAL RETURN
                                    PORTFOLIO                                                PORTFOLIO
                            SIX MONTHS       YEAR         SIX MONTHS       YEAR       SIX MONTHS      YEAR
                              ENDED         ENDED           ENDED         ENDED         ENDED        ENDED
                             MARCH 31,     SEPTEMBER       MARCH 31,    SEPTEMBER     MARCH 31,     SEPTEMBER
                               1997          30,            1997            30,          1997          30,
 INCREASE                  (UNAUDITED)      1996         (UNAUDITED)      1996       (UNAUDITED)      1996
 (DECREASE) IN
 NET ASSETS
 FROM:
 Operations
 Net investment            $ 538,639      $ 1,188,854    $ 1,753,305  $ 3,811,768     $ 162,400    $ 494,711
 income (loss)
 Net realized              4,273,252        4,021,879         50,098     (282,297)      662,342      948,274
 gain (loss) on
 investments and
 underlying
 funds
 Change in                (1,963,253)        (745,572)      (554,368)    (544,860)     (341,760)    (468,365)
 unrealized
 appreciation
 (depreciation)
 Net increase              2,848,638        4,465,161      1,249,035    2,984,611       482,982      974,620
 (decrease) in
 net assets
 resulting from
 operations
 Financial Adviser
 Class
 Dividends and
 distributions from:
 Net investment             (306,880)      (1,768,401)    (1,847,110)  (4,260,538)     (285,549)    (614,026)
 income
 Net realized             (4,033,649)      (5,595,638)         --           --         (889,269)    (636,120)
 gains
  Total                   (4,340,529)      (7,364,039)    (1,847,110)  (4,260,538)   (1,174,818)  (1,250,146)
  distributions
 Capital share
 transactions:
 Proceeds from             1,742,530        4,712,857     25,043,620    6,954,937       482,755    1,069,066
 sales of shares
 Reinvestment of           3,886,662        4,533,318        834,154    2,428,436     1,148,428    1,225,106
 dividends
 Payments for             (4,969,819)     (10,388,950)   (31,528,770) (15,321,843)   (1,901,072)  (4,645,420)
 shares redeemed
  Total from                 659,373       (1,142,775)    (5,650,996)  (5,938,470)     (269,889)  (2,351,248)
  share
  transactions
 No-Load Class
 Dividends and
 distributions from:
 Net investment              (16,314)         (15,005)       (58,358)     (42,793)        --          --
 income
 Net realized
 gains                       (93,715)         (22,147)           --           --          --          --
  Total                     (110,029)         (37,152)       (58,358)     (42,793)        --          --
  distributions
 Capital share
 transactions:
 Proceeds from               234,612          691,373        439,895    2,095,355         --          --
 sales of shares
 Reinvestment of
 dividends                     3,177           29,943            475       11,328         --          --
 Payments for
 shares
 redeemed                    (61,497)         (93,171)      (127,149)    (113,888)        --          --
  Total from
  share
  transactions               176,292          628,145        313,221    1,992,795         --          --
 Total Increase             (766,255)      (3,450,660)    (5,994,208)  (5,264,395)     (961,725)  (2,626,774)
 (Decrease) in
 Net Assets
 Net Assets:
 Beginning of             32,192,764       35,643,424     72,154,221   77,418,616    12,122,553   14,749,327
 year
 End of year             $31,426,509      $32,192,764   $ 66,160,013  $72,154,221   $11,160,828  $12,122,553
 Undistributed           $   270,056      $    54,611   $    456,651  $   608,814   $       --   $    99,297
 Net Investment
 Income
 Shares Outstanding:
 Financial Adviser
 Class
 Beginning of              1,891,259        1,949,419      7,015,708    7,583,952      1,058,564   1,266,151
 period
 Shares sold                 106,480          287,591      2,459,640      689,245         42,083      94,665
 Reinvestment of             253,203          280,600         82,678      239,118        106,303     108,144
 dividends
 Shares redeemed            (292,959)        (626,351)    (3,107,315)  (1,496,607)      (169,403)   (410,396)
 End of period             1,957,983        1,891,259      6,450,711    7,015,708      1,037,547   1,058,564
 No-Load Class
 Beginning of                 37,188            --           198,015           --             --          --
 period
 Shares sold                  14,657           41,141         43,287      208,277             --          --
 Reinvestment of                 210            1,855             47        1,103             --          --
 dividends
 Shares redeemed              (3,751)          (5,808)       (12,521)     (11,365)            --          --
 End of period                48,304           37,188        228,828      198,015             --          --


(See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                   SIX MONTHS
                      ENDED
                    MARCH 31,
                      1997               YEAR ENDED SEPTEMBER 30,
                    (UNAUDITED)   1996    1995(A)    1994      1993      1992
 NET ASSET            $16.80     $18.31   $15.57   $16.70     $14.71    $14.73
 VALUE,
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
 income (operating
 loss)                 (0.02)      0.12(b) (0.13)   (0.08)     (0.04)    (0.04)
 Net realized
 and unrealized
 gain (loss)
 on investments        (0.20)      1.64     3.70     0.62       2.87      0.99
  Total from
  investment
  operations           (0.22)      1.76     3.57     0.54       2.83      0.95
 LESS DISTRIBUTIONS
 Distributions
 from net
 investment
 income                (0.07)     (0.38)     --       --         --        --
 Distributions
 from net
 realized gain
 on investments+       (1.92)     (2.89)   (0.83)   (1.67)     (0.84)    (0.97)
  Total                (1.99)     (3.27)   (0.83)   (1.67)     (0.84)    (0.97)
  distributions
 NET ASSET            $14.59     $16.80   $18.31   $15.57     $16.70    $14.71
 VALUE, END OF
 PERIOD
 TOTAL RETURN(C)       (1.76)%    12.10%   24.30%    3.30%     19.90%     6.30%
 RATIOS/SUPPLEMENTAL
 DATA
 Net assets,
 end of period
 (in 000's)          $36,222    $38,944  $33,668  $37,766    $31,201   $29,096
 Ratio of               1.49%*     1.67%    1.65%    1.70%      1.52%     1.61%
 expenses to
 average net assets
 Ratio of net
 investment
 income to
 average
 net assets            (0.24)%*    0.74%  (0.68%)   (0.57%)    (0.24%)   (0.17%)
 Ratio of
 expense
 waivers to
 average
 net assets(d)          0.04%*     0.06%       --       --        --        --
 Portfolio                25%       158%      50%      43%        35%       24%
 turnover
 +Paid from
 realized net
 short-term gain       $0.28      $0.27    $0.04    $0.25         --     $0.03


  * Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

AGGRESSIVE GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                   MARCH 31,         ENDED
                                                     1997         SEPTEMBER 30,
                                                  (UNAUDITED)         1996
 NET ASSET VALUE, BEGINNING OF PERIOD               $16.91           $18.31
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.02             0.04(a)
  Net realized and unrealized gain (loss) on
  investments                                        (0.21)            1.83
   Total from investment operations                  (0.19)            1.87
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.15)           (0.38)
  Distributions from net realized gain on
  investments+                                       (1.92)           (2.89)
   Total distributions                               (2.07)           (3.27)
 NET ASSET VALUE, END OF PERIOD                     $14.65           $16.91
 TOTAL RETURN(B)                                     (1.52)%          12.77%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)              $1,617           $1,432
  Ratio of expenses to average net assets             0.99%*           1.15%
  Ratio of net investment income to average net
  assets                                              0.26%*           0.24%
  Ratio of expense waivers to average net
  assets(c)                                           0.04%*           0.06%
  Portfolio turnover                                    25%             158%
  +Paid from realized net short-term gain            $0.28            $0.27


* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                          SIX MONTHS
                             ENDED
                           MARCH 31,
                             1997                           YEAR ENDED
                                                           SEPTEMBER 30,
                          (UNAUDITED)   1996   1995(A)    1994     1993      1992
 NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD                      $14.99     $16.14     $14.09     $14.62     $14.40     $13.96
 INCOME FROM INVESTMENT OPERATIONS
 Net investment
 income (operating loss)       0.14       0.01(b)   (0.02)     (0.05)      0.02       0.07
 Net realized
 and unrealized gain
 on investments                1.26       1.85       2.99       0.69       2.10       1.23
  Total from
  investment operations        1.40       1.86       2.97       0.64       2.12       1.30
 LESS DISTRIBUTIONS
 Distributions
 from net investment
 income                        0.25)     (0.24)       --        --         --        (0.09)
 Distributions
 from net realized gain
 on investments+              (1.83)     (2.77)     (0.92)     (1.17)     (1.90)     (0.77)
  Total distributions         (2.08)     (3.01)     (0.92)     (1.17)     (1.90)     (0.86)
 NET ASSET                   $14.31     $14.99     $16.14     $14.09     $14.62     $14.40
 VALUE, END OF PERIOD
 TOTAL RETURN(C)               9.68%     13.46%     22.60%      4.50%     16.00%      9.40%
 RATIOS/SUPPLEMENTAL DATA
 Net assets,
 end of period (in 000's)   $28,405    $26,639    $26,022    $34,205    $21,919    $21,420
 Ratio of
 expenses to
 average
 net assets                    1.65%*     1.81%      1.71%      1.71%      1.70%      1.60%
 Ratio of net
 investment income
 to average net                1.63%*     0.05%     (0.11%)    (0.52%)     0.15%      0.59%
 assets
 Ratio of expense
 waivers to average net
 assets(d)                     0.04%*     0.06%       --         --         --         --
 Portfolio
 turnover                        75%        93%        68%        44%        40%        44%
 +Paid from
 realized net short-term
 gain                         $0.12      $0.48      $0.10      $0.22      $0.16      $0.03


* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value,which does not reflect the sale charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                     SIX MONTHS
                                                        ENDED          YEAR
                                                      MARCH 31,       ENDED
                                                        1997       SEPTEMBER 30,
                                                     (UNAUDITED)       1996
 NET ASSET VALUE, BEGINNING OF PERIOD                  $15.04        $16.14
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (operating loss)                 0.16         (0.06)(a)
  Net realized and unrealized gain (loss) on
  investments1.                                            29          2.02
   Total from investment operations                      1.45          1.96
 LESS DISTRIBUTIONS AND DISTRIBUTIONS
  Distributions from net investment income              (0.34)        (0.29)
  Distributions from net realized gain on
  investments+                                          (1.83)        (2.77)
   Total distributions                                  (2.17)        (3.06)
 NET ASSET VALUE, END OF PERIOD                        $14.32        $15.04
 TOTAL RETURN(B)                                         9.98%        14.21%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                 $1,124          $877
  Ratio of expenses to average net assets                1.15%*        1.30%
  Ratio of net investment income to average net
  assets                                                 2.13%*       (0.39)%
  Ratio of expense waivers to average net
  assets(c)                                              0.04%*        0.06%
  Portfolio turnover                                       75%           98%
  +Paid from realized net short-term gain               $0.12            --


* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                       SIX MONTHS
                         ENDED
                        MARCH 31,
                          1997                          YEAR ENDED
                                                       SEPTEMBER 30,
                       (UNAUDITED)    1996      1995(A)     1994       1993      1992
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                   $16.69     $18.28     $15.99     $16.50     $15.11     $14.39
 INCOME FROM INVESTMENT OPERATIONS
  Net investment
  income                    0.28(b)    0.60(b)    0.27       0.35       0.28       0.31
  Net realized
  and unrealized
  gain
  on investments             1.21       1.60      3.19       0.18       1.97       1.07
  Total from
  investment
  operations                 1.49       2.20      3.46       0.53       2.25       1.38
 LESS DISTRIBUTIONS
  Distributions
  from net investment
  income                    (0.18)     (0.86)    (0.33)     (0.30)     (0.33)     (0.29)
  Distributions
  from net
  realized gain
  on investments+           (2.33)     (2.93)    (0.84)     (0.74)     (0.53)     (0.37)
  Total
  distributions             (2.51)     (3.79)    (1.17)     (1.04)     (0.86)     (0.66)
 NET ASSET VALUE,
 END OF PERIOD             $15.67     $16.69    $18.28     $15.99     $16.50     $15.11
 TOTAL RETURN(C)             9.20%     13.73%    23.30%      3.30%     15.50%      9.80%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end
  of period (in
  000's)                  $30,678    $31,571   $35,643    $52,595    $40,269    $36,603
  Ratio of
  expenses to
  average net
  assets                     1.65%*     1.77%     1.59%      1.55%      1.49%      1.50%
  Ratio of net
  investment
  income to
  average net
  assets                     3.30%*     3.57%     1.72%      1.88%      1.77%      2.10%
  Ratio of
  expense waivers
  to average
  net assets(d)              0.04%*     0.06%       --         --        --        --
  Portfolio
  turnover                     36%        85%       12%        35%        24%        26%
  +Paid from
  realized net
  short-term gain              --      $0.06        --      $0.14      $0.09       --


* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sales charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

GROWTH WITH INCOME PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                   SIX MONTHS
                                                      ENDED           YEAR
                                                    MARCH 31,        ENDED
                                                      1997        SEPTEMBER 30,
                                                   (UNAUDITED)        1996
 NET ASSET VALUE, BEGINNING OF PERIOD                  $16.71        $18.28
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.30(a)       0.39(a)
  Net realized and unrealized gain on                    1.22          1.86
  investments
   Total from investment operations                      1.52          2.25
 LESS DISTRIBUTIONS
  Distributions from net investment income              (0.41)        (0.89)
  Distributions from net realized gain on               (2.33)        (2.93)
  investments+
   Total distributions                                  (2.74)        (3.82)
 NET ASSET VALUE, END OF PERIOD                        $15.49        $16.71
 TOTAL RETURN(B)                                         9.40%        14.06%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                   $748          $621
  Ratio of expenses to average net assets                1.15%*        1.28%
  Ratio of net investment income to average net          3.59%*        2.42%
  assets
  Ratio of expense waivers to average net                0.04%*        0.06%
  assets(c)
  Portfolio turnover                                       36%           85%
  +Paid from realized net short-term gain                  --         $0.06


* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO : FINANCIAL ADVISER CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                        SIX MONTHS
                          ENDED
                         MARCH 31,
                            1997                          YEAR ENDED
                                                         SEPTEMBER 30,
                        (UNAUDITED)    1996      1995(A)     1994       1993       1992
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                    $10.00     $10.21     $ 9.66     $10.67     $10.28      $9.75
 INCOME FROM INVESTMENT OPERATIONS
  Net investment
  income                     0.25       0.52(b)    0.52       0.48       0.60       0.64
  Net realized
  and unrealized
  gain (loss)
  on investments            (0.08)     (0.14)      0.49      (0.84)      0.43       0.49
  Total from
  investment
  operations                 0.17       0.38       1.01      (0.36)      1.03       1.13
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment
  income                    (0.27)     (0.59)     (0.46)     (0.53)     (0.54)     (0.60)
  Distributions
  from net
  realized gain
  on investments              --         --         --       (0.12)     (0.10)       --
  Total
  distributions             (0.27)     (0.59)     (0.46)     (0.65)     (0.64)     (0.60)
 NET ASSET VALUE,
 END OF PERIOD             $ 9.90     $10.00     $10.21     $ 9.66     $10.67     $10.28
 TOTAL RETURN(C)             1.68%      3.78%     10.80%     (3.60)%    10.40%     12.10%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end
  of period (in
  000's)                  $63,880    $70,166    $77,419    $76,769    $54,057    $70,066
  Ratio of
  expenses to
  average net
  assets                     1.40%*     1.47%      1.45%      1.43%      1.29%      1.28%
  Ratio of net
  investment
  income to
  average net
  assets                     4.95%*     5.19%      5.38%      4.67%      5.70%      6.42%
  Ratio of
  expense waivers
  to
  average net
  assets(d)                  0.04%*     0.05%        --        --         --         --
  Portfolio
  turnover                     80%        93%        53%        41%        53%        21%


* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became the Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value which does not reflect the sale charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

BOND PORTFOLIO: NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                   MARCH 31,         ENDED
                                                     1997         SEPTEMBER 30,
                                                  (UNAUDITED)        1996
 NET ASSET VALUE, BEGINNING OF PERIOD                  $10.04        $10.21
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.27          0.55(a)
  Net realized and unrealized (loss) on
  investments                                           (0.08)        (0.16)
   Total from investment operations                      0.19          0.39
 LESS DISTRIBUTIONS
  Distributions from net investment income              (0.27)        (0.56)
  Distributions from net realized gain on
  investments                                              --            --
   Total distributions                                  (0.27)        (0.56)
 NET ASSET VALUE, END OF PERIOD                        $ 9.96        $10.04
 TOTAL RETURN(B)                                         1.92%         3.88%
 RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                 $2,280        $1,988
  Ratio of expenses to average net assets                0.90%*        0.99%
  Ratio of net investment income to average net
  assets                                                 5.43%*        5.57%
  Ratio of expense waivers to average net assets(c)      0.04%*        0.05%
 Portfolio turnover                                       80%           93%


* Computed on an annualized basis.

(a) Per share information is based on average shares outstanding.

(b) Based on net asset value.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

MANAGED TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE:

                      SIX MONTHS
                        ENDED
                      MARCH 31,
                         1997                           YEAR ENDED
                                                       SEPTEMBER 30,
                      (UNAUDITED)    1996      1995(A)     1994       1993       1992
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                  $11.45    $11.65      $11.24     $12.03     $11.48     $11.07
 INCOME FROM
 INVESTMENT OPERATIONS
 Net investment
 income                    0.15      0.42(b)     0.28       0.18       0.29       0.34
 Net realized
 and unrealized
 gain (loss)
 on investments            0.28       0.40       1.18      (0.16)      0.90       0.57
  Total from
  investment
  operations               0.43       0.82       1.46       0.02       1.19       0.91
 LESS DIVIDENDS AND
 DISTRIBUTIONS
 Distributions
 from net
 investment
 income                   (0.27)     (0.50)     (0.30)     (0.31)     (0.26)     (0.41)
 Distributions
 from net
 realized gain
 on investments+          (0.85)     (0.52)     (0.75)     (0.50)     (0.38)     (0.09)
  Total
  distributions           (1.12)     (1.02)     (1.05)     (0.81)     (0.64)     (0.50)
 NET ASSET VALUE,
 END OF PERIOD           $10.76     $11.45     $11.65     $11.24     $12.03     $11.48
 TOTAL RETURN(C)           3.82%      7.58%     14.30%      0.10%     10.80%      8.40%
 RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
 of period (in
 000's)                 $11,161    $12,123    $14,749    $17,515    $25,519    $20,894
 Ratio of
 expenses to
 average net
 assets                    2.06%*     2.21%      2.09%      1.94%      1.80%      1.90%
 Ratio of net
 investment
 income to
 average net
 assets                    2.68%*     3.68%      2.29%      1.60%      2.54%      3.09%
 Ratio of
 expense waivers
 to
 average net
 assets(d)                 0.04*      0.06%        --         --         --       0.11%
 Portfolio
 turnover                    31%       159%        50%        50%        40%        37%
 +Paid from
 realized net
 short-term gain             --      $0.01        --       $0.13      $0.08      $0.02


* Computed on an annualized basis.

(a) On February 21, 1995, Freedom Capital Management Corporation became Investment Adviser.

(b) Per share information is based on average shares outstanding.

(c) Based on net asset value, which does not reflect the sale charge payable on purchases of shares. Effective May 8, 1995, the Portfolio no longer imposed a one time sales charge.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (See Notes which are an integral part of the Financial Statements)

FUNDMANAGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)

1. DESCRIPTION AND SHARES OF THE PORTFOLIOS. FundManager Portfolios, formerly, FundManager Trust, (the "Trust") consists of a series of five separately managed portfolios (collectively, the "Portfolios"), each with distinct investments objectives. Following is the investment objective for each of the five Portfolios presented herein: Aggressive Growth Portfolio (capital appreciation without regard to current income), Growth Portfolio (long-term capital appreciation with current income a secondary consideration), Growth with Income Portfolio, formerly, the Growth & Income Portfolio, (combination of capital appreciation and current income), Bond Portfolio, (high level of current income), and Managed Total Return Portfolio (high total return, through capital appreciation and current income). The Trust is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, diversified management investment company established as a "Delaware business trust."

The Trust, with the exception of the Managed Total Return Portfolio, offers both a Financial Adviser Class and a No-Load Class (commenced operations on October 1, 1995) of shares. Managed Total Return Portfolio only offers a Financial Adviser Class. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Financial Adviser Class pays certain distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by each class of shares except that the Financial Adviser Class bears distribution and shareholder service expenses unique to that class of shares.

The Trust has retained M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom") as Investment Adviser (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Trust's significant accounting policies:

  (A) Security Valuation. Shares of other open-end investment companies are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees (the "Trustees").

  (B) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Identified cost of investments sold is used to calculate gains and losses for both financial statement and federal income tax purposes.

  (C) Expense Allocation. The Portfolios bear all costs of their operations other than expenses specifically assumed by the Portfolios' adviser or the distributors. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net asset levels of each Portfolio; except where allocations of direct expenses to each Portfolio can otherwise be made fairly.

  (D) Federal Income Taxes. Each Portfolio is treated as a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, including any net realized gains, to its shareholders.

  Accordingly, no provision for federal income or excise tax is required. At September 30, 1996, Bond Portfolio had net capital loss carryforwards on the basis of identified cost, for federal income tax purposes of approximately $2,530,165. These capital loss carryforwards will be used to offset any future realized gains to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Bond Portfolio of any liability for federal income tax. These capital losses of $768,000 and $1,762,165 will expire September 30, 1999, and September 30, 2000, respectively.

  (E) Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to losses deferred on wash sales, post October 31 losses, and short-term capital gain distributions received by the Portfolios from other open-end investment companies.
  (F) Use of Estimates. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

  (A) Advisory Fees. The Trust retains Freedom to act as Investment Adviser. Freedom is responsible for the investment management of each Portfolio's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Portfolios' investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the Distributors. Freedom also furnishes to the Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Portfolios. For its services as investment adviser, Freedom receives from each Portfolio a fee, payable monthly, at the annual rate of 0.50% of each Portfolio's average daily net assets up to $500 million and 0.40% of average daily net assets in excess of $500 million.

  (B) Administration. Effective November 11, 1996, Signature Broker-Dealer Services, Inc. ("Signature") resigned as the Trust's administrator and was succeeded by Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors. FAS provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Portfolios. FAS provides these at an annual rate which relates to the average aggregate daily net assets of the Portfolios as specified below:

       MAXIMUM
    ADMINISTRATIVE             AVERAGE AGGREGATE
         FEE                    DAILY NET ASSETS
        .150%           on the first $250 million
        .125%           on the next $250 million
        .100%           on the next $250 million
        .075%       on assets in excess of $750 million

  The administrative fee received during any fiscal year shall be at least $75,000 per Portfolio and $35,000 per each additional class of shares. FAS may voluntarily choose to waive a portion of its fee or minimums from time to time at its sole discretion.

  (C) Distribution Fee and Shareholder Servicing Expenses. Effective November 11, 1996, Signature resigned as distributor of the Trust and Edgewood Services, Inc., Freedom Distributors Corporation, Sutro & Co., Inc., and Tucker Anthony Incorporated (the "Distributors") became co-distributors of the Trust. The Trust has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act for the Financial Adviser Class of shares. The Plan provides for a monthly payment by the Portfolios to the Distributors in amounts representing actual expenses incurred by the Distributors for marketing costs and services rendered in distributing the Portfolio's Financial Adviser Class of shares at an annual rate not to exceed 0.50% of the average daily net assets of each Portfolio's Financial Adviser Class of shares. Up to a maximum of 0.25% of such payments may be made as Shareholder Servicing Expenses pursuant to contracts that the Trust has with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services to the Trust, such as maintaining shareholder accounts and records, for shares owned by Financial Adviser Class shareholders with whom the Service Organization has a relationship.

  (D) Transfer and Dividend Disbursing Agent Fees and Expenses. Effective March 24, 1997, Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated Investors, replaced Investors Bank and Trust Company ("IBT") as transfer agent, dividend disbursing agent and shareholder servicing agent for the Portfolios.

  (E) Trustees' Fees. Trustees who are not affiliated with Signature or Freedom receive compensation and out-of-pocket expenses from each Portfolio.

4. INVESTMENT TRANSACTIONS. Purchase and sale transactions of investments for the period ended March 31, 1997, were as follows:

 PORTFOLIOS                      PURCHASES      SALES
 Aggressive Growth Portfolio    $10,569,502  $ 9,776,136
 Growth Portfolio               $22,104,933  $21,099,441
 Growth with Income Portfolio   $11,352,288  $13,235,913
 Bond Portfolio                 $54,956,691  $59,719,769
 Managed Total Return Portfolio $ 3,537,586  $ 4,288,096

[Graphic]


INVESTMENT ADVISER
Freedom Capital Management Corporation
  One Beacon Street
  Boston, MA 02108

DISTRIBUTORS
Tucker Anthony, Incorporated
  One World Financial Center
  New York, NY 10281

  Sutro & Co., Inc.
  201 California Street
  San Francisco, CA 94111

  Freedom Distributors Corporation
  One Beacon Street
  Boston, MA 02108

  Edgewood Services, Inc.
  Clearing Operations
  P.O. Box 897
  Pittsburgh, PA 15230-0897

This report is for the information of the shareholders of the FundManager Portfolios. Its use in connection with any offering of the Portfolio's shares is authorized only in case of a concurrent or prior delivery of the Portfolio's current prospectus.

FOR SHAREHOLDER INFORMATION: (800) 344-9033

G01933-02 (5/97)

[Graphic]

        MARCH 31, 1997

* AGGRESSIVE GROWTH PORTFOLIO
* GROWTH PORTFOLIO
* GROWTH WITH INCOME PORTFOLIO
* BOND PORTFOLIO
* MANAGED TOTAL RETURN PORTFOLIO


A1. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Growth Portfolio. The pie chart is divided into two portions as follows: 30.0% Value and 70.0% Growth.

A2. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Growth Portfolio. The pie chart is divided into two portions as follows: 30.0% Value and 70.0% Growth.

A3. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Managed Total Return Portfolio. The pie chart is divided into five portions as follows: 4.0% Cash, 10.0% Aggressive Growth, 16.0% Growth, 16.0% Growth with Income and 54.0% Bond.

A4. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class of FundManager Aggressive Growth Portfolio is represented by a solid line. The Russell 2000 Index (the `R2000'') is represented by a dotted line and the Lipper Capital Appreciation Average (the `LCAA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class of FundManager Aggressive Growth Portfolio, the R2000 and the LCAA. The `x'' axis reflects computation periods from 11/84 to 3/97. The `y'' axis reflects the cost of the investment in $10,000 increments from $10,000 to $60,000. The right margin reflects the ending value of the hypothetical investment in the Financial Adviser Class of FundManager Aggressive Growth Portfolio as compared to the R2000 and the LCAA. The ending values were $40,786, $41,524, and $50,266, respectively.

A5. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class of FundManager Aggressive Growth Portfolio is represented by a solid line. The Russell 2000 Index (the `R2000'') is represented by a dotted line and the Lipper Capital Appreciation Average (the `LCAA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class of FundManager Aggressive Growth Portfolio, the R2000 and the LCAA. The `x'' axis reflects computation periods from 10/95 to 3/97. The `y'' axis reflects the cost of the investment in $500 increments from $10,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the No-Load Class of FundManager Aggressive Growth Portfolio as compared to the R2000 and the LCAA. The ending values were $11,099, $11,200, and $11,236, respectively.

A6. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class of FundManager Growth Portfolio is represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a dotted line and the Lipper Growth Average (the `LGA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class of FundManager Growth Portfolio, the S&P 500 and the LGA. The `x'' axis reflects computation periods from 11/84 to 3/97. The `y'' axis reflects the cost of the investment in $10,000 increments from $10,000 to $70,000. The right margin reflects the ending value of the hypothetical investment in the Financial Adviser Class of FundManager Growth Portfolio as compared to the S&P 500 and the LGA. The ending values were $43,798, $67,336, and $56,751, respectively.

A7. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class of FundManager Growth Portfolio is represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a dotted line and the Lipper Growth Average (the `LGA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class of FundManager Growth Portfolio, the S&P 500 and the LGA. The `x'' axis reflects computation periods from 10/95 to 3/97. The `y'' axis reflects the cost of the investment in $1,000 increments from $9,000 to $14,000. The right margin reflects the ending value of the hypothetical investment in the No-Load Class of FundManager Growth Portfolio as compared to the S&P 500 and the LGA. The ending values were $12,560, $13,387, and $11,994, respectively.

A8. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class of FundManager Growth with Income Portfolio is represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500') is represented by a dotted line, the Lehman Government Corporate Total Index (the `LG/CI'') is represented by a dashed line and the Lipper Growth and Income Average (the `LG&IA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class of FundManager Growth with Income Portfolio, the S&P 500, the LG/CI and the LG&IA. The `x'' axis reflects computation periods from 11/84 to 3/97.
The `y'' axis reflects the cost of the investment in $10,000 increments from $10,000 to $70,000. The right margin reflects the ending value of the hypothetical investment in the Financial Adviser Class of FundManager Growth with Portfolio as compared to the S&P 500, the LG/CI and the LG&IA. The ending values were $42,208, $67,336, $32,084 and $56,185, respectively.

A9. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class of FundManager Growth with Portfolio is represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a dotted line, the Lehman Government Corporate Total Index (the `LG/CI'') is represented by a dashed line and the Lipper Growth and Income Average (the `LG&IA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class of FundManager Growth with Portfolio, the S&P 500, the LG/CI and the LG&IA. The `x'' axis reflects computation periods from 10/95 to 3/97. The `y'' axis reflects the cost of the investment in $1,000 increments from $10,000 to $14,000. The right margin reflects the ending value of the hypothetical investment in the No-Load Class of FundManager Growth with Portfolio as compared to the S&P 500, the LG/CI and the LG&IA. The ending values were $12,526, $13,387, $10,678 and $12,834, respectively.

A10. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class of FundManager Bond Portfolio is represented by a solid line. The Lehman Government/Corporate Total Index (the `LG/CI'') is represented by a dotted line and the Lipper General Bond Average (the `LGBA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class of FundManager Bond Portfolio, the LG/CI and the LGBA. The `x'' axis reflects computation periods from 11/84 to 3/97. The `y'' axis reflects the cost of the investment in $10,000 increments from $10,000 to $40,000. The right margin reflects the ending value of the hypothetical investment in the Financial Adviser Class of FundManager Bond Portfolio as compared to the LG/CI and the LGBA. The ending values were $23,980, $32,085, and $27,557, respectively.

A11. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The No-Load Class of FundManager Bond Portfolio is represented by a solid line. The Lehman Government/Corporate Total Index (the `LG/CI'') is represented by a dotted line and the Lipper General Bond Average (the `LGBA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the No-Load Class of FundManager Bond Portfolio, the LG/CI and the LGBA. The `x'' axis reflects computation periods from 10/95 to 3/97. The ``y'' axis reflects the cost of the investment in $500 increments from $9,500 to $11,500. The right margin reflects the ending value of the hypothetical investment in the No-Load Class of FundManager Bond Portfolio as compared to the LG/CI and the LGBA. The ending values were $10,589, $10,678, and $11,204, respectively.

A12. The graphic representation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Financial Adviser Class of FundManager Managed Total Return Portfolio is represented by a solid line. The Lehman Government/Corporate Total Index (the `LG/CI'') is represented by a dotted line and the Lipper General Bond Average (the `LGBA'') is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Financial Adviser Class of FundManager Managed Total Return Portfolio, the LG/CI and the LGBA. The `x'' axis reflects computation periods from 8/88 to 3/97. The `y'' axis reflects the cost of the investment in $12,000 increments from $10,000 to $22,000. The right margin reflects the ending value of the hypothetical investment in the Financial Adviser Class of FundManager Managed Total Return Portfolio as compared to the LG/CI and the LGBA. The ending values were $20,596, $20,839, and $20,626, respectively.

A13. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Aggressive Growth Portfolio. The pie chart is divided into four portions as follows: (0.5%) Cash and Liabilities Net of Other Assets, 19.6% Global, 32.3% Large Cap and 48.6% Small Cap.

A14. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Growth Portfolio. The pie chart is divided into three portions as follows: 0.6% Cash and Liabilities Net of Other Assets, 30.7% Value and 68.7% Growth.

A15. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Growth with Income Portfolio. The pie chart is divided into three portions as follows: 1.1% Cash and Liabilities Net of Other Assets, 40.0% Equity Income and 58.9% Growth & Income.

A16. The graphic representation here displayed consists of a pie chart depicting the weighting of the FundManager Bond Portfolio. The pie chart is divided into four portions as follows: 0.1% Cash and Assets Net of Other Liabilities, 5.5% Long Maturity, 30.8% Long Maturity and 63.6% Intermediate Maturity.